Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions
Schedule Of Key Management Personnel Compensation
	For the three months ended		For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$

Total compensation paid to key management	400,129	255,050	952,713	510,667
Share based payments	-	104,627	182,040	229,205